FRANKLIN TEMPLETON INVESTMENTS
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404






May 1, 2001


Filed Via EDGAR (CIK #0000865722)
Securities and Exchange Commission Judiciary
Plaza 450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re: Templeton Institutional Funds, Inc.
          File Nos. 033-35779 and 811-6135

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2001.

Sincerely,

TEMPLETON INSTITUTIONAL FUNDS, INC.



/s/Brian Murray
Associate General Counsel

DPG/dc